Land, Buildings and Equipment	12 Months Ended
Oct. 31, 2018
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Land, Buildings and Equipment

Note 7	Land, buildings and equipment

$ millions, as at or for the year ended October 31		Land and buildings (1)	Computer equipment	Office furniture, equipment and other (2)	Leasehold improvements	Total
2018	Cost
	Balance at beginning of year	$1,356	$1,060	$884	$1,073	$4,373
	Additions (3)	27	136	62	62	287
	Disposals (4)	(16)	(35)	(13)	(5)	(69)
	Adjustments (5)	17	3	4	4	28
	Balance at end of year	$1,384	$1,164	$937	$1,134	$4,619
2017	Balance at end of year	$1,356	$1,060	$884	$1,073	$4,373
2018	Accumulated amortization
	Balance at beginning of year	$606	$868	$436	$680	$2,590
	Amortization (4)	37	101	46	73	257
	Disposals (4)	(8)	(19)	(5)	(5)	(37)
	Adjustments (5)	9	3	–	2	14
	Balance at end of year	$644	$953	$477	$750	$2,824
2017	Balance at end of year	$606	$868	$436	$680	$2,590
	Net book value
	As at October 31, 2018	$740	$211	$460	$384	$1,795
	As at October 31, 2017	$750	$192	$448	$393	$1,783

(1)	Includes land and building underlying a finance lease arrangement. See below for further details.
(2)	Includes $152 million (2017: $133 million) of work-in-progress not subject to amortization.
(3)	Includes acquisitions through business combinations of nil (2017: $62 million).
(4)	Includes write-offs of fully amortized assets.
(5)	Includes foreign currency translation adjustments.

Net additions and disposals during the year were: Canadian Personal and Small Business Banking net additions of $45 million (2017: net disposals of $97 million); Canadian Commercial Banking and Wealth Management net additions of $6 million (2017: net disposals of $9 million); U.S. Commercial Banking and Wealth Management net additions of $28 million (2017: net additions of $68 million); Capital Markets net additions of $1 million (2017: net additions of nil); and Corporate and Other net additions of $138 million (2017: net additions of $82 million).

Finance lease property

Included in land and buildings above is a finance lease property, a portion of which is rented out and considered an investment property. The carrying value of the finance lease property is as follows:

$ millions, for the year ended October 31	2018	2017
Balance at beginning of year	$379	$418
Amortization	(23)	(24)
Foreign currency adjustments	7	(15)
Balance at end of year	$363	$379

Rental income of $97 million (2017: $99 million; 2016: $99 million) was generated from the investment property. Interest expense of $25 million (2017: $28 million; 2016: $30 million) and non-interest expenses of $49 million (2017: $40 million; 2016: $49 million) were incurred in respect of the finance lease property. Our commitment related to the finance lease is disclosed in Note 21.